Restructuring initiatives	6 Months Ended
Sep. 30, 2013
Restructuring initiatives

13. Restructuring initiatives:

Nomura undertook group-wide restructuring initiatives primarily focusing on the Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and allocate business resources to growth regions accordingly since the year ended March 31, 2012. These restructuring initiatives had been completed by the three months ended September 30, 2013 other than settlements.

As a result of these restructuring initiatives, Nomura recognized ¥12,769 million of restructuring costs in total and these were primarily included within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Liabilities relating to restructuring costs including currency translation adjustments were ¥2,148 million and ¥186 million as of March 31 and September 30, 2013, respectively. For the six months ended September 30, 2013, ¥2,047 million had been settled.

In addition to the restructuring initiatives described above, Nomura has commenced a further restructuring program focusing on the Wholesale Division to revise business models and increase business efficiencies since the three months ended September 30, 2012.

As a result of the restructuring program, Nomura recognized ¥2,446 million and ¥783 million of restructuring costs for the six and three months ended September 30, 2013, respectively and, in total, ¥18,034 million as of September 30, 2013. These were primarily included within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Liabilities relating to restructuring costs including currency translation adjustments were ¥8,165 million and ¥4,715 million as of March 31 and September 30, 2013, respectively. For the six months ended September 30, 2013, ¥5,191 million had been settled.

This restructuring program is scheduled to be completed during the year ending March 31, 2014, and the current expected costs to be incurred going forward would not be material.